Accrued liabilities	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Accrued liabilities	Accrued liabilities

(EUR thousand)	As of March 31
Accrued liabilities	2025	2024
Salaries and related items	33,463	29,579
Interest on external loans	5,030	3,477
Auditors, lawyers and consultants	5,138	4,238
Rent	471	1,924
IT Contracts	2,879	3,353
Other	4,198	6,143
Total	51,179	48,714
As of March 31, 2025 the main driver of the increase in the accrued salaries and related items balance is the increase of the number of employees compared to March 31, 2024.
As of March 31, 2025 other accrued liabilities, which primarily comprise of accruals for customer contracts and various accounts payable invoices not-yet-received, decreased by EUR1.9 million primarily due to stamp duty and transaction costs related to the capital increase arising from the Tencent investment accrued as of March 31, 2024 and paid during the financial year ended March 31, 2025; for further details please refer to Note 22.